High Yield Trust Investment Risks - High Yield Trust	Dec. 31, 2025
Asset Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Asset-backed securities risk. Asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks. Factors that impact the value of these securities include interest rate changes, the reliability of available information, credit quality or enhancement, and market perception.
Cash And Cash Equivalents Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Cash and cash equivalents risk. Under certain market conditions, such as during a rising stock market, rising interest rate or rising credit spread markets, the use of cash and/or cash equivalents, including money market instruments, could have a negative effect on the fund’s ability to achieve its investment objective and may negatively impact the fund’s performance.
Changing Distribution Levels Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Changing distribution levels risk. The fund may cease or reduce the level of its distribution if income or dividends paid from its investments declines.
Credit And Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund’s securities could affect the fund’s performance.
Defaulted Debt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Defaulted debt risk. Investing in defaulted debt securities is speculative and involves substantial risks in addition to those of non-defaulted high-yield securities. Defaulted debt securities generally do not generate interest payments. Principal on defaulted debt might not be repaid, and a fund could lose up to its entire investment.
Economic And Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.
Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity securities risk. The price of equity securities may decline due to changes in a company’s financial condition or overall market conditions.
ESG Integration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	ESG integration risk. The manager considers ESG factors that it deems relevant or additive, along with other material factors and analysis, when managing the fund. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. The manager may consider these ESG factors on all or a meaningful portion of the fund’s investments. Integration of ESG factors into the fund’s investment process does not preclude the fund from including companies with low ESG characteristics or excluding companies with high ESG characteristics in the fund's investments. Incorporating ESG criteria and making investment decisions based on certain ESG characteristics, as determined by the manager, carries the risk that the fund may perform differently, including underperforming, funds that do not utilize ESG criteria, or funds that utilize different ESG criteria.
Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security’s credit quality may adversely affect fund performance.
Floating Rate Loans Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Floating rate loans risk. Floating rate loans are generally rated below investment-grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt instruments.
Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign securities risk. Less information may be publicly available regarding foreign issuers, including foreign government issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities.
Hedging Derivatives And Other Strategic Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund’s volatility and could produce disproportionate losses, potentially more than the fund’s principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: credit default swaps, foreign currency forward contracts, foreign currency swaps, futures contracts, interest-rate swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.
High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.
Illiquid And Restricted Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Illiquid and restricted securities risk. Illiquid and restricted securities may be difficult to value and may involve greater risks than liquid securities. Illiquidity may have an adverse impact on a particular security’s market price and the fund’s ability to sell the security.
Large Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.
Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.
Loan Participations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Loan participations risk. Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk, risks associated with extended settlement, and the risks of being a lender.
Lower Rated And High Yield Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.
Operational And Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Operational and cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund’s securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.
Preferred And Convertible Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Preferred and convertible securities risk. Preferred stock dividends are payable only if declared by the issuer’s board. Preferred stock may be subject to redemption provisions. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. Convertible preferred stock’s value can depend heavily upon the underlying common stock’s value.
Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.
Small And Mid Sized Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.
US Government Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	U.S. government agency obligations risk. The fund invests in obligations issued by agencies and instrumentalities of the U.S. government. Government-sponsored entities such as Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks, although chartered or sponsored by Congress, are not funded by congressional appropriations and the debt securities that they issue are neither guaranteed nor issued by the U.S. government. Such debt securities are subject to the risk of default on the payment of interest and/or principal, similar to the debt securities of private issuers. The maximum potential liability of the issuers of some U.S. government obligations may greatly exceed their current resources, including any legal right to support from the U.S. government. Although the U.S. government has provided financial support to Fannie Mae and Freddie Mac in the past, there can be no assurance that it will support these or other government-sponsored entities in the future.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.